LEASES - Additional information (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LEASES
Operating lease costs	¥ 2,931,265	$ 401,582	¥ 1,659,302
Short-term lease	316,233	$ 43,324	313,533
Impairment loss for the ROU	¥ 0		¥ 0
Minimum
LEASES
Lease term	1 year	1 year
Maximum
LEASES
Lease term	50 years	50 years